[Investors Bank & Trust Company Letterhead,
200 Clarendon Street, Boston, MA 02116]







September 3, 2003

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Boston Advisors Trust (the "Trust")
         File Nos.  333-90049, 811-09675

To Whom It May Concern:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 6 (the "Amendment") to the Trust's Registration Statement on Form N1-A. The Amendment was filed electronically on August 28, 2003.

     Please do not hesitate to contact the undersigned at (617) 937-7797 with any questions you may have regarding this filing.

                                                Very truly yours,


                                                /s/ Ellen O'Leary Blanchard
                                                Ellen O'Leary Blanchard
                                                Assistant Secretary
                                                Boston Advisors Trust